Summary of Significant Accounting Policies - Schedules of Concentration of Risk (Details) - Revenue from Contract with Customer Benchmark [Member] - Customer [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Customer A [Member]
Concentration Risk [Line Items]
Revenue percentage	24.00%	13.00%
Customer B [Member]
Concentration Risk [Line Items]
Revenue percentage	14.00%	15.00%
Customer C [Member]
Concentration Risk [Line Items]
Revenue percentage	10.00%	14.00%
Customer D [Member]
Concentration Risk [Line Items]
Revenue percentage	0.00%	13.00%